Employee Benefit Plan, Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
EBP, Plan Termination	Plan Termination
Although it has not expressed an intention to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan, subject to the provisions of ERISA. In such event, the assets of the Plan would be distributed to participants in accordance with Plan provisions.